Employee Stock Purchase Plan	12 Months Ended
Dec. 29, 2024
Employee Stock Purchase Plan [Abstract]
Employee Stock Purchase Plan

(18) Employee Stock Purchase Plan

The Company adopted the Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Mergers in July 2023. All qualified employees may voluntarily enroll to purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of December 29, 2024, 2,628,996 shares were reserved for future issuance under the ESPP Plan.